Significant Accounting Judgements, Estimates and Assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting judgements and estimates [text block] [Abstract]
Intangible assets	€ 2,203
Impairment of assets	1,900
Product development costs	€ 300
Estimated discount rate, description	These projections have been discounted based on the estimated discount rate applicable to the asset of 7% for 2020 (2019: €0).